Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - Fair-value hedges - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, assets	$ 0
Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged liabilities	(96,605)	$ (100,909)
FVHA included in carrying amount, hedged liabilities	(4,559)	(2,818)
Investment securities
Derivative financial instruments
Carrying value of hedged assets	68,862	53,273
FVHA included in carrying amount, hedged assets	3,285	2,815
Loans
Derivative financial instruments
Carrying value of hedged assets	20,290	19,235
FVHA included in carrying amount, hedged assets	140	133
Parent Entity | Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged liabilities	(90,287)	(93,296)
FVHA included in carrying amount, hedged liabilities	(4,440)	(2,661)
Parent Entity | Investment securities
Derivative financial instruments
Carrying value of hedged assets	66,529	49,132
FVHA included in carrying amount, hedged assets	3,175	2,704
Parent Entity | Loans
Derivative financial instruments
Carrying value of hedged assets	251	421
FVHA included in carrying amount, hedged assets	$ 8	$ 5